EXIT AND DISPOSAL ACTIVITIES (Condensed Cash Flow of the Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EXIT AND DISPOSAL ACTIVITIES
Net cash provided by operating activities	$ (50)	$ 1,010	$ 17,993
Net cash (used in) provided by investing activities	$ (195)	1,457	617
Net cash used in financing activities		$ (2,651)	$ (16,779)